REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Board of Directors and Management of C Cubed Capital Partners, LLC, C Cubed Finance 2024-1 LLC and Cantor Fitzgerald & Co.:

We have performed the procedures enumerated below on certain information or attributes on certain of C Cubed Capital Partners, LLC’s (the “Company”) settlement receivables as of December 31, 2023 (the “Subject Matter”) solely for the purpose of assisting the Company in connection with a proposed offering of certain classes of notes (the “Securitization Transaction”) to be issued by C Cubed Finance 2024-1 LLC (the “Issuer”). The Company is responsible for the Data Tape (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, Cantor Fitzgerald & Co. (“Cantor”) (together with the Company and Issuer, the “Specified Parties”) has agreed to and acknowledged that the procedures performed are appropriate for its purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the Subject Matter and our findings are described in Appendix A. We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

•	Addressing the value of collateral securing any such assets being securitized;

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;
•
Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization;

•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;

•	Forming any conclusions; and

•	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Chicago, Illinois

March 26, 2024

Appendix A

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	The phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	The phrase “recomputed” means, if applicable, we recalculated the number using the applicable information in the Data Tape and Source Documents (as defined herein) as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	The phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include Methodology Support and Allocation Schedules, Methodology Files, Defendant Settlement Agreements and State Memorandums of Understanding (“MOU”).

•	The phrase “Subdivision” means the sub-entity of a State that provides general governance for a defined area, including a county, parish, city, town, village, or similar entity. This term includes a sub-entity of the State that is authorized by State law to provide one or a limited number of designated functions, including but not limited to school districts, fire districts, healthcare & hospital districts, and emergency services districts, otherwise known as a “Special District”.

Data Tape agreed-upon procedures

A. Tape to File

On January 16, 2024, and with updates through March 26, 2024, Cantor, on behalf of the Company, provided us with spreadsheets containing settlement receivables for McKesson, Amerisource, Cardinal (collectively, the “Big 3”), Teva, Allergan, Walmart, CVS, Walgreens (collectively, the “Next 5") and Janssen (together with the Big 3 and the Next 5, the “Defendants”) for the Securitization Transaction (collectively, the “Data Tape”).

On February 5, 2024, and with updates through March 26, 2024, Cantor, on behalf of the Company, provided us with the Tie-Out Methodology.docx, and CCubed Backstop Fees Walk.xlsx files (collectively, the “Provided Methodology”) as shown in

Appendix B.

On February 5, 2024, and with updates through March 26, 2024, Cantor, on behalf of the Company, provided us with the following Source Documents:

Defendant Settlement Agreements

•	Allergan-Settlement-Agreement-and-Exhibits-2-16-23.pdf
•	Big 3 - Final Distributor Settlement Agreement.pdf
•	CVS-Settlement-Agreement 2022-12-09.pdf
•	Janssen-agreement-03302022-FINAL2-Exhibit-G-as-of-1.9.23.pdf

•	Teva-Global-Settlement-Agreement-and-Exhibits-2-8-23-v.-2.pdf
•	Walgreens-Multistate-Agreement-and-Exhibits.pdf
•	Walmart-Settlement-Agreement-2023.02.07.pdf

Methodology Support and Allocation Schedules

•	2024.03.25 _ Deposits Opioids x GT.xlsx (the “Deposits Paid Table”)
•	2024.03.22 _ Paid in full list_v 3.24.24.xlsx (the “Contingency Paid in Full List”)
•	Co-Counsel Fees & Attorney Fees.xlsx (the “Co-Counsel Fee Table”)
•	Exhibit G & F for each Subdivision Reference.xlsx (“Exhibit G & F”)
•	CB Big 3 Walk with Accrued Interest & Escrow.xlsx (the “Accrued Interest File”)
•	2024.03.22 _ Paid in full list_v 3.25.24.xlsx (the “Back-Stop Paid in Full List”)
•	Tie-Out Methodology Appendices.xlsx
•	2024.03.24 _ Schedule inputs.xlsx (the “Schedule Inputs Table”)
•	Copy of 3.1.24 CCubed Backstop Fees Walk – CCubed Responses.xlsx
•	Legend.xlsx (the “Legend File”)

Methodology Files (collectively, the “Additional Methodology Files”)

•	State 1 Opioid - McKesson and JJ Special District Allocations.pdf
•	JNJ WA Settlement (1-22-24) - JNJ WA signed.pdf
•	Distributors State 22 Contingent_Fee_Awards_Report_Payment Year Selling Law Firm.xlsx
•	Selling Law Firm- McKesson Litigating Local Government Attorneys Fees (09.18.22)
•	Screenshot 2024-03-19 at 9.43.53 AM.png
•	JBOH State 1.pdf
•	Additional State 17 JJ Subdivisions
•	State 17 JJ Projections.png
•	State 19 Walgreens Settlement Agreement.pdf
•	Subdivision 13.1, State 13 Big 3 & Janssen 2023 balances_CF_email.pdf

•	2022.2.4 _ Teva - Final Texas AG Settlement.pdf
•	Allocation Term Sheet.pdf
•	State 28-Janssen_CF_email.pdf
•	State 29 Defendant Breakdown.xlsx
•	State 29_CF_email.pdf
•	State 24 -Big 3 & Janssen_BS_emailed screenshot.pdf
•	State 24 Notice to Counsel.pdf
•	J&J contingent_fee_awards_report.xlsx

We were instructed to perform recomputations and comparisons for the (i) Common Benefit Receivables, (ii) annual Contingency Fees payments and (iii) annual Back-Stop Fees payments (together with annual Contingency Fees payments, the “Fee Payments”), as detailed in Exhibit 1 below. We were further instructed by the Company that all references to a State or Subdivision within this report will be identified by the corresponding assigned number located in the Legend File provided to us by the Company.

EXHIBIT 1

Settlement Receivables	Source Documents
Common Benefit Receivables	Defendant Settlement Agreements; Methodology Support and Allocation Schedules
Contingency Fees	Defendant Settlement Agreements; Methodology Support, Allocation Schedules and Methodology Files
Back-Stop Fees	Defendant Settlement Agreements; Methodology Support, Allocation Schedules and Methodology Files

Common Benefit Receivables

We were instructed by the Company to recompute and compare the yearly Common Benefit Receivables payment on the Data Tape for each Defendant using the following methodology:

1)	Using the Common Benefit Receivables table (Exhibit R in each Defendant’s respective Settlement Agreement), recompute each year’s scheduled percentage by dividing the yearly total by the total benefit paid.
2)	The Company instructed us to use the estimated receivable percentage contained in the Legend File provided by the Company. We recomputed the yearly scheduled payment by multiplying the product of each Exhibit R yearly balance and scheduled percentage by the estimated receivable percentage.
3)	All payments due in the years prior to 2024 were added to the 2024 balance.
4)	For the Big 3 and Janssen, the Company provided us with a breakdown of accrued interest (from the Accrued Interest File) to be added to the 2024 payment amount.

We compared this recomputed balance to the Common Benefit Receivables balance contained in the Data Tape.

We noted no differences between our recomputations and the yearly Common Benefit Receivables as contained in the Data Tape.

Contingency Fees

We were instructed by the Company to follow the instructions included in the Provided Methodology, as listed in Appendix B, as the first step to recompute the Contingency Fees payment as contained in the Data Tape. Such instructions were used to recompute the:

•	Contingency Fee Assumption;
•	National Method; and
•	State Attorney Method

Next 5

For the Next 5, we were then instructed by the Company to apply the following methodology to continue the Contingency Fees payment recomputations:

1)	Recompute the average of the National Method and the State Attorney Method.
2)	Deduct applicable Co-Counsel Fees (as derived from the Co-Counsel Fee Table) from the results of step 1 above.
3)	Using information contained in or derived from Exhibit R in each Defendant’s respective Settlement Agreement, recompute the respective yearly Contingency Fee Fund Percentage per Defendant.
4)	Multiply step 2 by step 3 for each year.
5)	Using information contained in the Deposits Paid Table, determine if there were any payments made by a Defendant to a Subdivision prior to 2024.
6)	For any payments that were determined to be paid per step 5 prior to 2024, the recomputed amount per step 4 will not be included in the 2024 total. If no payments were determined to be paid per step 5, such recomputed amount per step 4 will be included in the 2024 total due.
7)	Using information contained in the Contingency Paid in Full List, determine if there were any Subdivisions paid in full by a Defendant prior to 2024.
8)	For any Subdivision paid in full by a Defendant, 2024 and future payments will be deemed to be zero.

Big 3 and Janssen

Cantor, on behalf of the Company, provided us with Contingency Fee Panels for the Big 3 and Janssen (the “Fee Panels”). We were instructed by the Company to apply the following methodology to continue the Contingency Fees payment recomputations for the Big 3 and Janssen following the first step of the Provided Methodology:
1)	If there is a Contingency Fee on the Data Tape that is not on the Fee Panel, we were instructed to use the Next 5 methodology as detailed above.
2)	Refer to the Fee Panel provided for the yearly Subdivision payment.
3)	Deduct applicable Co-Counsel Fees (as derived from the Co-Counsel Fee Table) from the payment of Step 2 above.
4)	Using information contained in the Deposits Paid Table, determine if there were any payments made by a Defendant to a Subdivision prior to 2024.

	5)	For any payments that were determined to be paid per step 4 prior to 2024, the recomputed amount per step 3 will not be included in the 2024 total. If no payments were determined to be paid per step 4, such recomputed amount per step 3 will be included in the 2024 total due.
	6)	Using information contained in the Contingency Paid in Full List, determine if there were any Subdivisions paid in full by a Defendant prior to 2024.
	7)	For any Subdivision paid in full by a Defendant, 2024 and future payments will be deemed to be zero.

Additional Contingency Fees Methodology

For those Contingency Fees payment recomputations performed that did not match the Data Tape, the Company instructed us to use the following additional methodology:
•	All Walgreens distributions of Contingency Fees referenced on Exhibit R of the Defendant Settlement Agreement are paid on a one year delay.
•	For all Subdivision payments to State 29, the Company provided us with a total deposit value of $1,722,317.83 and we were instructed by the Company to utilize the Additional Methodology Files provided by the Company that contain additional distribution instructions to recompute allocations. We were instructed by the company to distribute 50% of the total recomputed Contingency Fee in 2024 and 50% in 2025.
•	For Walgreens distributions to State 19, we were instructed to follow the Contingency Methodology outlined in the State 19 Walgreens Settlement Agreement.pdf to recompute allocations.
•	For Big 3 distributions for Subdivisions 1.1, 1.2, 1.3, 1.4, 1.5 and 1.6 of State 1, the Company provided the Additional Methodology Files that contain additional distribution instructions to recompute allocations.
•	For Big 3 distributions for Subdivision 1.7 of State 1, the Company provided the Additional Methodology Files to be used to recompute allocations.
•	For Janssen distributions for State 28, the Company provided the Additional Methodology Files that contain additional distribution instructions to recompute allocations.
•	For Big 3 distributions to Subdivisions 22.8, 22.9, 22.10, 22.11, 22.12 and 22.13 of State 22, the Company provided Additional Methodology Files that contain additional distribution instructions to recompute allocations.
•	For Janssen distributions to State 17, the Company provided Additional Methodology Files to be used to recompute allocations.

•	For Janssen distributions to State 21, the Company provided Additional Methodology Files to be used to recompute allocations.
•	For Teva distributions to State 26, the Company instructed us to use the Attorney Fee Value provided in the Settlement Agreement to recompute the Contingency Fee.
•	For Big 3 and Janssen distributions to Subdivision 13.1 of State 13, the Company provided us with 2023 outstanding balances and instructed us to add them to the 2024 payments scheduled.
•	For Next 5 distributions to Subdivision 16.2 of State 16, the Company instructed us to use Additional Methodology Files in place of Exhibit G of the respective Settlement Agreement.

We compared the Contingency Fees payment amount recomputed above to the corresponding payment amounts contained in the Data Tape. We noted 6 differences between our recomputations and the Contingency Fees payments in the Data Tape as listed in Appendix C.

Back-Stop Fees

We were instructed by the Company to follow the instructions included in the Provided Methodology, as listed in Appendix B, as the first step to recompute the Back-Stop Fees payment as contained in the Data Tape. Such instructions, were used to recompute the:

•	Participation Status
•	Back-Stop Budget
•	Total Value
•	Total Back-Stop Available

Next 5

For the Next 5, we were then instructed by the Company to apply the following methodology to continue the Back-Stop Fees payment recomputations.

1)	Recompute the Subdivision Back-Stop Fee amount by subtracting the Gross Back-Stop Fee available from the corresponding Gross Contingency Fee recomputed in the Contingency Fee model. If the result is negative, the Back-Stop fee will be deemed to be $0.00.

2)	If the result of step 1 above is positive, deduct the applicable Co-Counsel Fees (as derived from the Co-Counsel Fee Table) from the results of Step 1 to get the net Back-Stop Fee.
3)	Using the Schedule Inputs Table provided to us by the Company, determine if Exhibit M or Exhibit R is to be used for payment distribution. If no Exhibit is listed, Back-Stop Fees are deemed to be zero.
4)	Using information contained in or derived from Exhibit M or Exhibit R in each Defendant’s respective Settlement Agreement, recompute the yearly Back-Stop Percentage per Defendant.
5)	Multiply Step 2 by Step 4 for each year.
6)	Using information contained in the Deposits Paid Table, determine if there were any payments made by a Defendant to a Subdivision prior to 2024.
7)	If there are no payments made prior to 2024, they are to be included in the 2024 total due.
8)	Using information contained in the Back-Stop Paid in Full List and the Deposits Paid Table, determine if there were any Subdivisions paid in full by a Defendant prior to 2024.
9)	For any Subdivision that was paid in full by a Defendant, 2024 and future payments will be deemed to be zero.

Big 3 and Janssen

Cantor, on behalf of the Company, provided us with Back-Stop Fee Panels for the Big 3 and Janssen (the “Back-Stop Fee Panels”). We were instructed by the Company to apply the following the methodology to continue the Back-Stop Fees payment recomputations for the Big 3 and Janssen following the first step of the Provided Methodology.

1)	Refer to the Back-Stop Fee Panel provided for the yearly Subdivision payment. Verify if the Back-Stop Fee Panel projection is 7 years (“Complete”) or is less than 7 years (“Incomplete”).
2)	If there is a Complete Back-Stop Fee Panel projection, use the Back-Stop Fee Panel distributions.
3)	Deduct applicable Co-Counsel Fees (as derived from the Co-Counsel Fee Table) from the results of step 2 above.
4)	Using information contained in the Deposits Fee Paid Table, determine if there were any payments made by a Defendant to a Subdivision in 2023.
5)	If 2023 payments are found to be outstanding, they are to be included in the 2024 total due.

6)	For Incomplete Back-Stop Fee Panel projections, we were instructed by the Company to recompute the difference between the Gross Back-Stop Fee and the Total Back-Stop Fee Panel Projection.
7)	If there is no difference between the Gross Back-Stop Fee and the Total Back-Stop Fee Panel Projection, utilize the Back-Stop Fee Panel projection and complete steps 2 through 4.
8)	If there is a difference between the Gross Back-Stop Fee and the Total Back-Stop Fee Panel Projection, we were instructed to use the Schedule Inputs Table provided by the Company to determine if Exhibit M or Exhibit R is applicable. The payment distribution balance will be distributed evenly across the remaining years pursuant to the timing on the exhibit.
9)	Using information contained in the Deposits Paid Table, determine if there were any payments made by a Defendant to a Subdivision prior to 2024.
10)	If there are no payments made prior to 2024, they are to be included in the 2024 total due.

Additional Back-Stop Fees Methodology

For those Back-Stop Fees payment recomputations performed that did not match the Data Tape, the Company instructed us to use the following additional methodology:

1)	For Subdivision 13.1 of State 13, the Company instructed us to determine the difference of the balances of the Deposits Paid Table for 2023 and the Back-Stop Fee Panel for 2023. We were instructed to include the difference of the balances in the 2024 payment.
2)	For the Big 3 and Janssen distributions to Subdivision 30.1 of State 30, the Company instructed us to i) determine the total paid amount from the Deposits Paid Table, ii) subtract this amount from the Gross Back-Stop Fee amount and iii) if there is a positive balance, use the Schedule Inputs Table provided to determine if Exhibit M or Exhibit R of the respective Defendant Settlement Agreement is applicable. The Company further instructed us to recompute the payment evenly across the remaining years pursuant to the timing on the exhibit.
3)	For the Big 3 and Janssen distributions to State 24, the Company instructed us to use the balances as provided in the Special Master Fee Panels for years 2024 through 2027.
4)	For the Big 3 and Janssen Back-Stop Fee payments for the Subdivisions listed in Appendix D, we were instructed by the Company that any non-payment of Back-Stop Fees for 2021 and 2022 will not be included in the 2024 total.

We noted no differences between our recomputations and the Back-Stop Fees payments in the Data Tape.

Appendix B

Common Benefit Receivables – Ex. Will be REDACTED:

1.	Total Common Benefit Fund in Exhibit R is $REDACTED. This also helps you back into the scheduled % per year, below as well.

Payment Year 1
Payment Year 2
Payment Year 3
Payment Year 4	REDACTED
Payment Year 5
Payment Year 6
Payment Year 7
Total:

Year	Scheduled Payment	Scheduled %	Estimated % Receviable	Scheduled Payments
1			15%
2			15%
3			15%
4	REDACTED	REDACTED	15%	REDACTED
5			15%
6			15%
7			15%
Total:

2.	Taking a 15% as given as the estimated receivable allocation to the law firm, we arrive at the estimated receivable of $REDACTED. Distributed across the schedule (by multiplying % of receivable by the estimated receivable), we arrive at this REDACTED cashflow schedule.
3.	The Janssen Year 2 payment is in escrow and has not cashflowed yet, but is being held awaiting authorization to cashflow. This means REDACTED% of the total receivable is left to pay, and we are assuming these will cashflow in the first quarter of 2024 and will be payable on the first payment date.

Contingency Fee Receivables- Ex. REDACTED

The Contingency Fee Receivables will be the average between the National Method (NM) and State Method Attorney Fee (SM).

Before breaking down each method, we must declare the “Contingency Fee Assumption” Methodolog below: “Contingency Fee Assumption”

-	Abatement Amount from Exhibit M is REDACTED
-	REDACTED state share is REDACTED% from Exhibit F (F-1 in MSA)
-	Consolidated State Allocation: REDACTED% from Exhibit G (REDACTED in MSA)
-	The Attorney Contract Fee (REDACTED) and LG Share Percentage (REDACTED)* are assumptions as given
-	The Attorney Contract Fee (25%) and LG Share Percentage (50%)* are assumptions as given
-	Multiplying the Abatement amount by the State share, county share, contract fee assumption and LG Share percentage
-	REDACTED
-	*Subdivisions that filed suit prior to December 5th 2017 receive a 10% increase to their LG share

REDACTED

“National Method”

-	Nat’l Avg. Attorney Fee (%): REDACTED% for all Settlements
-	Contingency Fee Fund: Found in Exhibit M is $REDACTED for REDACTED
-	Contingency Fee Assumption = REDACTED from above.
-	National Contingency Fee Pool: REDACTED% * REDACTED
-	LG Share of Fee Pool: REDACTED%
-	Contingency Fee Pool x LG share of pool = NM Fee = $REDACTED (from Exhibit R, REDACTED) *REDACTED =$REDACTED

“State Attorney Method”

State Allocation Attorney Fee = Exhibit F State Alloc % REDACTED * REDACTED (Exhibit R) = $REDACTED

Estimated State Fee pool = Estimated Attorney Fee to State (%) (please see appendix A for matrix on estimates from CCubed. This is similar to the 15% CB Estimate) * State Share (Exhibit F * Abatement Amount (from above)

=REDACTED * REDACTED = REDACTED

LG National Attorney Fee / State Pool = Contingency Fee Assumption (from above) / Estimated State Fee pool =REDACTED = REDACTED

State Method Attorney Fee = LG Nat’l Fee / State Pool * State Allocation Attorney Fee = REDACTED =

REDACTED

Average of NM and SM Methods = REDACTED = REDACTED

Distribution of Contingency Fees: Follow Exhibit R similar to Common Benefit Schedule to distribute. This methodology does not cover co-counsel fees but the modeled cash flows do. We can setup a call with the Company to run through this assumption/methodology to further tie out the cashflows.

Backstop Fees

Back-Stop Budget = State Share (Incentive Level Payment (See appendix C for these aggregated by Company)* exhibit F state share) * Local Govt Share (Aggregated by CCubed, Appendix B per state) = REDACTED = REDACTED

Total Back-stop available = Back-Stop Budget * Exhibit G * MOU Max Contribution = REDACTED = REDACTED

Total Value = Back-stop budget * exhibit G * max attorney Fee (%) = REDACTED = REDACTED

Back-Stop = Total Value – Contingency Fee Award = REDACTED = REDACTED

Back-Stop Fee = Lesser of Back-Stop and Total Back-Stop Available = Lesser of REDACTED and REDACTED = REDACTED

Distribution of Backstop Fees:

- Follow State MOU

Follow the cashflows (Exhibit M)-1 for back-stop fee distribution If Specified, Exhibit R can also be a source

This methodology does not cover co-counsel fees but the modeled cash flows do. We can setup a call with the Company to run through this assumption/methodology to further tie out the cashflows.

**Step 0. Confirming the subdivision's state is participating. If not, $0 cashflow.** Use State Participation Status tab

**Step 1. Calculating the Back-Stop Budget**
**This will be the multiplication of the "Incentive Level" * Local Gov't Share * Exhibit F (From MSAs).**

| Defendant | Subdivision | Incentive Lvl. | Incentive Amt. | Exhibit F | LG Share of Pool | Back-Stop Budget | |
|---|---|---|---|---|---|---|---|
| REDACTED | REDACTED | A | REDACTED | REDACTED | 25.00% | REDACTED | GT Agrees |

**Step 2. Calculating the "Total Value" by multiplying the Back-Stop Budget by Exhibit G * the Max Attorney Fee.**

| Defendant | Subdivision | Back-Stop Budget | Exhibit G | Max Attorney Fee | "Total Value" | This is the state's agreement Exhibit G |
|---|---|---|---|---|---|---|
| REDACTED | REDACTED | REDACTED | REDACTED | 25% | REDACTED | GT Agrees |

**Step 3. Calculating Total Back-Stop Available from the state MOUs.**
**This will be grabbing the Maximum LGFF Contribution from the MOUs and multiplying the Back-Stop Budget and Exhibit G.**

| Defendant | Subdivision | Max LGFF Contribution | Total Back-Stop Available | |
|---|---|---|---|---|
| REDACTED | REDACTED | 15% | REDACTED | GT Agrees |

**Step 4. Calculate the Differential**
**** From Contingency Fee calc**, subtract out the Contingency Fee from the "Total Value". If negative, $0.**

| Defendant | Subdivision | Cont. Fee (this one is from fee panel) | "Total Value" | Back-Stop | | |
|---|---|---|---|---|---|---|
| REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | GT Agrees | Fee Panels are from Tie-Out Methodology Appendices.xlsx |

This is before co-counsel fees are taken out just because there is a 0% co-counsel fee here. If there was a co-counsel fee, it would have been applied in the contingency fee methodology.

**Step 5. Net out Co-Counsel Fees**

REDACTED

| Defendant | Subdivision | Co-Counsel Fee | Net Back-Stop Fee | GT Agrees if there is 0% co-counsel |
|---|---|---|---|---|
| REDACTED | REDACTED | REDACTED | REDACTED | REDACTED |
| | | REDACTED | REDACTED | REDACTED |

| Defendant | Subdivision | |
|---|---|---|
| REDACTED | REDACTED | **Step 6. Distribution of Net Back-Stop Fee.** **From Exhibit M-1 of the MSA's** |

*** THIS EXAMPLE is for illustrative purposesof Methodology *** We have BS Distribution from the Fee Panel for the Big 3 and should use that (See tabs, below)

| Yr 1 | Yr 2 | Yr 3 | Yr 4 | Yr 5 | Yr 6 | Yr 7 | Yr 8 | Yr 9 | Yr 10 | Yr 11 | Yr 12 | Yr 13 | Yr 14 | Yr 15 | Yr 16 | Yr 17 | Yr 18 |
|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|---|
| REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED |

## EXHIBIT M

### Settlement Payment Schedule

The below reflects the maximum payment if all States become Settling States and no offsets or reductions pursuant to this Agreement apply.

The text of this Agreement explains the terms, conditions, and underlying calculations for each of these Payments.

| | Payment 1 | Payment 2 | Payment 3 | Payment 4 | Payment 5 | Payment 6 | Payment 7 | Payment 8 | Payment 9 |
|---|---|---|---|---|---|---|---|---|---|
| Resitution/Abatement | $792,612,857.89 | $832,997,473.28 | $832,997,473.28 | $1,042,614,337.16 | $1,042,614,337.15 | $1,042,614,337.15 | $1,042,614,337.15 | $1,226,240,076.84 | $1,226,240,076.84 |
| Base | $458,881,128.25 | $482,261,695.06 | $482,261,695.06 | $603,618,826.78 | $603,618,826.77 | $562,304,221.38 | $562,304,221.38 | $668,613,860.15 | $668,613,860.15 |
| Bonus A | $333,731,729.64 | $350,735,778.22 | $350,735,778.22 | $438,995,510.38 | $438,995,510.38 | $408,948,524.64 | $408,948,524.64 | $486,264,625.57 | $486,264,625.57 |
| Bonus B | $208,582,331.02 | $219,209,861.39 | $219,209,861.39 | $274,372,193.99 | $274,372,193.99 | $255,592,827.90 | $255,592,827.90 | $303,915,390.98 | $303,915,390.98 |
| Bonus C | $125,149,398.61 | $131,525,916.83 | $131,525,916.83 | $164,623,316.39 | $164,623,316.39 | $153,355,696.74 | $153,355,696.74 | $182,349,234.59 | $182,349,234.59 |
| Bonus D | | | | | | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 |
| Additional Restitution Amount | $64,615,384.62 | $113,076,923.08 | $105,000,000.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 |
| State Cost Fund | $56,538,461.54 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 |
| State Outside Counsel Fee Fund | $136,044,378.70 | $129,230,769.23 | $17,417,159.76 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 |
| Attorney Fee Fund | $136,044,378.70 | $150,934,911.25 | $270,825,443.80 | $183,625,739.68 | $183,625,739.69 | $183,625,739.69 | $183,625,739.69 | $0.00 | $0.00 |
| MDL Expense Fund | $40,384,615.39 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 |
| Litigating Subdivision Cost Fund | $40,000,000.00 | $40,000,000.00 | $40,000,000.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 |
| Total Payment | $1,266,240,076.84 | $1,266,240,076.84 | $1,266,240,076.84 | $1,226,240,076.84 | $1,226,240,076.84 | $1,226,240,076.84 | $1,226,240,076.84 | $1,226,240,076.84 | $1,226,240,076.84 |

| | Payment 10 | Payment 11 | Payment 12 | Payment 13 | Payment 14 | Payment 15 | Payment 16 | Payment 17 | Payment 18 | Total | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| Resitution/Abatement | $1,226,240,076.84 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $18,554,013,691.11 | |
| Base | $668,613,860.15 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $555,451,916.87 | $10,204,707,530.09 | |
| Bonus A | $486,264,625.57 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $403,965,030.45 | $7,421,605,476.43 | |
| Bonus B | $303,915,390.98 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $252,478,144.03 | $4,638,503,422.77 | |
| Bonus C | $182,349,234.59 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $151,486,886.42 | $2,783,102,053.66 | |
| Bonus D | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $71,361,591.12 | $927,700,684.60 | |
| Additional Restitution Amount | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $282,692,307.70 | |
| State Cost Fund | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $56,538,461.54 | |
| State Outside Counsel Fee Fund | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $282,692,307.70 | |
| Attorney Fee Fund | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $1,292,307,692.51 | |
| MDL Expense Fund | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $40,384,615.39 | |
| Litigating Subdivision Cost Fund | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $0.00 | $120,000,000.00 | |
| Total Payment | $1,226,240,076.84 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | $1,030,778,538.44 | **$20,628,629,075.93** | **Max After Credit** |
| | | | | | | | | | | **$491,370,923.07** | **Tribal/W. Va. Credit** |
| | | | | | | | | | | **$21,119,999,999.00** | **Global Settlement Amount** |

REDACTED

(2024 Payment is year 3 in the fee panel distribution as the fee calculations started in 2022.. According to MSA)

| SUM of BS payments | Yr 1. | Yr 2. | Yr 3. | Yr 4. | Yr 5. |
|---|---|---|---|---|---|
| REDACTED | REDACTED | REDACTED | REDACTED | REDACTED | REDACTED |

REDACTED

If we have from the fee panel directly, we will always default to those figures, so for this example and other JnJ / Big 3 examples we have from the fee panel, the above methodology is not needed and we can pull directly since that is set in stone from the fee panel.

Appendix C

Appendix C

Contingency Fee Differences

State	Subdivision	Defendant	PBC Total	GT Total
[Redacted]	[Redacted]	Big 3	3,015.93	3,468.73
[Redacted]	[Redacted]	Big 3	8,619.85	9,913.99
[Redacted]	[Redacted]	Big 3	1,757.44	2,021.30
[Redacted]	[Redacted]	Big 3	3,213.36	3,695.79
[Redacted]	[Redacted]	Big 3	6,620.11	7,614.02
[Redacted]	[Redacted]	Big 3	4,083.06	4,696.07

Appendix D

State Subdivision Defendant
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Big 3
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen

[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen
[Redacted]	[Redacted]	Janssen